Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses:
Amortization	$ 76	$ 81	$ 89
Corporate development	127	126	152
Employee and director remuneration	451	475	598
General and administrative	478	458	403
Share-based payments	551	316	391
Operating loss	(1,683)	(1,456)	(1,633)
Interest and other income	38	148	65
Foreign exchange (loss) gain	(19)	71	36
Change in fair value of marketable securities	(97)	(143)	(364)
Gain on sale of long term investments	0	0	738
Impairment of mineral property interest	0	0	(1,898)
Mineral property option income	12	12	12
Interest and finance charges	(9)	(12)	(38)
Net loss before income tax	(1,758)	(1,380)	(3,082)
Income tax recovery	148	258	32
Deferred income tax expense	(983)	0	0
Net loss for the year	(2,593)	(1,122)	(3,050)
Other comprehensive income (loss): Item that will or may be reclassified to profit or loss:
Foreign currency translation adjustment	1,560	(2,499)	820
Comprehensive loss for the year	$ (1,033)	$ (3,621)	$ (2,230)
Basic loss per share	$ (0.01)	$ (0.01)	$ (0.02)
Diluted loss per share	$ (0.01)	$ (0.01)	$ (0.02)
Weighted average number of common shares outstanding - Basic	186,021,413	170,349,397	145,864,736
Weighted average number of common shares outstanding - Diluted	186,021,413	170,349,397	145,864,736